Note 6 - Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
	Shareholding	Effective interest & NCI recognised	NCI subject to facilitation loan	Balance of facilitation loan #
USD				December 31, 2022	December 31, 2021
NIEEF	16%	3.2%	12.8%	9,414	10,359
Community Trust	10%	10.0%	0.0%	–	–
BETS ~	10%	-*	-*	5,612	6,353
	36%	13.2%	12.8%	15,026	16,712

Disclosure of movement in dividend loan [text block]
	2022	2021

Balance at January 1	16,712	19,175
Interest incurred	580	1,313
Dividends used to repay loan	(2,266)	(3,776)
Balance at December 31	15,026	16,712